SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 4,390,907	$ 4,495,755	$ 3,273,308
Small class learning services, personalized premium services and others
Disaggregation of Revenue [Line Items]
Revenues	3,054,731	3,221,161	2,655,323
Online education services through www.xueersi.com
Disaggregation of Revenue [Line Items]
Revenues	$ 1,336,176	$ 1,274,594	$ 617,985